AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 83.6%
Affiliated Mutual Fund — 7.0%
AST T.Rowe Price Fixed Income Central Portfolio* (cost $159,590,618)(wd)	15,683,689	$166,560,773
Common Stocks — 74.6%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc.*	4,686	263,213
AeroVironment, Inc.*	2,400	219,983
Airbus SE (France)	29,633	3,958,008
Axon Enterprise, Inc.*	2,400	539,640
CAE, Inc. (Canada)*	18,648	421,667
Dassault Aviation SA (France)	23,762	4,700,842
HEICO Corp. (Class A Stock)	2,274	309,037
Hexcel Corp.	5,910	403,357
Howmet Aerospace, Inc.	46,496	1,970,035
L3Harris Technologies, Inc.	25,974	5,097,138
Leonardo SpA (Italy)	118,575	1,390,597
Mercury Systems, Inc.*	5,000	255,600
Montana Aerospace AG (Germany), 144A*	26,102	427,345
Northrop Grumman Corp.	10,096	4,661,525
Rolls-Royce Holdings PLC (United Kingdom)*	1,364,593	2,513,394
Safran SA (France)	15,151	2,242,904
Spirit AeroSystems Holdings, Inc. (Class A Stock)	16,868	582,452
Thales SA (France)	16,684	2,466,677
TransDigm Group, Inc.	1,962	1,446,092
		33,869,506
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	37,416	1,752,403
GXO Logistics, Inc.*	7,900	398,634
Hichain Logistics Co. Ltd. (China) (Class A Stock)	60,600	259,895
Sankyu, Inc. (Japan)	7,100	263,486
United Parcel Service, Inc. (Class B Stock)	10,633	2,062,696
YTO Express Group Co. Ltd. (China) (Class A Stock)	80,800	215,147
		4,952,261
Automobile Components — 0.4%
Autoliv, Inc. (Sweden)	6,330	590,969
CIE Automotive SA (Spain)	13,135	378,046
Faurecia SE (France)*	37,632	817,876
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	79,246	400,903
Gentex Corp.	19,362	542,717
Hesai Group (China), ADR*	3,073	47,539
Kendrion NV (Netherlands)	1,113	18,697
Lear Corp.(a)	4,411	615,290
Magna International, Inc. (Canada)	13,836	741,195
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	3,918	169,532
Musashi Seimitsu Industry Co. Ltd. (Japan)	35,700	505,699
Nifco, Inc. (Japan)	13,300	378,153
	Shares	Value
Common Stocks (continued)
Automobile Components (cont’d.)
Nippon Seiki Co. Ltd. (Japan)	41,700	$266,574
Niterra Co. Ltd. (Japan)	24,200	500,768
Stanley Electric Co. Ltd. (Japan)	95,900	2,131,899
Toyo Tire Corp. (Japan)	37,200	435,425
		8,541,282
Automobiles — 0.7%
General Motors Co.	39,732	1,457,370
Knaus Tabbert AG (Germany)	5,967	278,351
Mercedes-Benz Group AG (Germany)	22,853	1,757,459
Rivian Automotive, Inc. (Class A Stock)*(a)	11,644	180,249
Stellantis NV (XPAR)	78,394	1,424,628
Stellantis NV (SGMX)	12,908	234,749
Suzuki Motor Corp. (Japan)	39,700	1,445,771
Tesla, Inc.*	30,104	6,245,376
Toyota Motor Corp. (Japan)	181,100	2,578,033
		15,601,986
Banks — 4.0%
Asia Commercial Bank JSC (Vietnam)*	150,100	160,474
Axis Bank Ltd. (India)	273,948	2,870,089
Banco Comercial Portugues SA (Portugal) (Class R Stock)	2,507,936	555,789
Bank Central Asia Tbk PT (Indonesia)	4,238,400	2,479,651
Bank of America Corp.	404,505	11,568,843
BankUnited, Inc.(a)	11,233	253,641
Barclays PLC (United Kingdom)	540,959	973,675
BAWAG Group AG (Austria), 144A*	60,555	2,941,099
BNP Paribas SA (France)	44,711	2,670,033
Capitec Bank Holdings Ltd. (South Africa)	9,033	857,142
Eagle Bancorp, Inc.	10,425	348,925
East West Bancorp, Inc.(a)	9,166	508,713
Erste Group Bank AG (Austria)	34,434	1,140,777
FinecoBank Banca Fineco SpA (Italy)	40,502	620,535
First BanCorp. (Puerto Rico)	34,237	390,987
First Business Financial Services, Inc.	11,488	350,499
First Citizens BancShares, Inc. (Class A Stock)	330	321,123
First Horizon Corp.	14,086	250,449
First Internet Bancorp	10,528	175,291
Fukuoka Financial Group, Inc. (Japan)	9,600	184,713
Hilltop Holdings, Inc.	9,600	284,832
Hingham Institution for Savings The(a)	990	231,106
Home BancShares, Inc.(a)	19,334	419,741
HSBC Holdings PLC (United Kingdom)	416,219	2,828,834
ICICI Bank Ltd. (India), ADR	61,234	1,321,430
ING Groep NV (Netherlands)	362,612	4,306,143
JPMorgan Chase & Co.	131,263	17,104,882
KBC Group NV (Belgium)	18,083	1,242,497
Lloyds Banking Group PLC (United Kingdom)	2,935,036	1,725,650
Mitsubishi UFJ Financial Group, Inc. (Japan)	383,200	2,455,802
National Bank of Canada (Canada)	46,204	3,304,877
Nicolet Bankshares, Inc.*	5,648	356,106
OFG Bancorp (Puerto Rico)	16,490	411,261
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
OTP Bank Nyrt (Hungary)	42,192	$1,204,561
Pacific Premier Bancorp, Inc.	15,161	364,167
Park National Corp.(a)	3,657	433,610
Pinnacle Financial Partners, Inc.	6,386	352,252
PNC Financial Services Group, Inc. (The)	29,148	3,704,711
Popular, Inc. (Puerto Rico)	7,269	417,313
Renasant Corp.	12,142	371,302
Seacoast Banking Corp. of Florida	14,979	355,002
Shore Bancshares, Inc.	23,750	339,150
SouthState Corp.	5,090	362,713
Swedbank AB (Sweden) (Class A Stock)(a)	146,514	2,409,367
TCS Group Holding PLC (Russia), GDR*^	8,149	1
U.S. Bancorp	103,356	3,725,984
UniCredit SpA (Italy)	110,328	2,079,448
United Overseas Bank Ltd. (Singapore)	93,800	2,103,844
Webster Financial Corp.	11,406	449,625
Wells Fargo & Co.	228,566	8,543,797
WesBanco, Inc.	11,864	364,225
Western Alliance Bancorp	10,147	360,624
WSFS Financial Corp.	6,400	240,704
		93,798,009
Beverages — 1.3%
Asahi Group Holdings Ltd. (Japan)	51,000	1,898,120
Boston Beer Co., Inc. (The) (Class A Stock)*	593	194,919
Carlsberg A/S (Denmark) (Class B Stock)	10,183	1,580,065
Coca-Cola Co. (The)	127,121	7,885,316
Coca-Cola Consolidated, Inc.	370	197,980
Constellation Brands, Inc. (Class A Stock)	14,279	3,225,483
Diageo PLC (United Kingdom)	39,601	1,767,380
Keurig Dr. Pepper, Inc.	74,390	2,624,479
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	5,867	1,549,554
PepsiCo, Inc.	48,303	8,805,637
Royal Unibrew A/S (Denmark)	3,572	311,376
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	64,000	699,534
		30,739,843
Biotechnology — 1.2%
AbbVie, Inc.	55,417	8,831,807
Abcam PLC (United Kingdom), ADR*	60,202	810,319
ACADIA Pharmaceuticals, Inc.*	14,300	269,126
AIM ImmunoTech, Inc.*	20,300	8,729
Alkermes PLC*	9,655	272,175
Alnylam Pharmaceuticals, Inc.*	4,225	846,352
Amgen, Inc.	13,281	3,210,682
Apellis Pharmaceuticals, Inc.*	5,025	331,449
Argenx SE (Netherlands), ADR*	1,392	518,631
BioMarin Pharmaceutical, Inc.*	5,966	580,134
Blueprint Medicines Corp.*	5,374	241,776
Cerevel Therapeutics Holdings, Inc.*	5,360	130,730
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Denali Therapeutics, Inc.*	7,300	$168,192
Exact Sciences Corp.*	5,854	396,960
Exelixis, Inc.*	13,900	269,799
Genmab A/S (Denmark)*	3,179	1,201,679
Genus PLC (United Kingdom)	15,068	535,543
Horizon Therapeutics PLC*	6,400	698,496
IGM Biosciences, Inc.*	7,282	100,055
Insmed, Inc.*	11,700	199,485
Intellia Therapeutics, Inc.*(a)	5,840	217,657
Ionis Pharmaceuticals, Inc.*	8,679	310,188
Karuna Therapeutics, Inc.*(a)	3,249	590,148
Kymera Therapeutics, Inc.*	5,843	173,128
Mirati Therapeutics, Inc.*	2,600	96,668
Neurocrine Biosciences, Inc.*	4,578	463,385
Novavax, Inc.*(a)	9,800	67,914
Prothena Corp. PLC (Ireland)*	4,322	209,487
RAPT Therapeutics, Inc.*	7,400	135,790
Regeneron Pharmaceuticals, Inc.*	3,209	2,636,739
Replimune Group, Inc.*	9,462	167,099
Sage Therapeutics, Inc.*	4,270	179,169
Sarepta Therapeutics, Inc.*	3,250	447,948
Scholar Rock Holding Corp.*	12,506	100,048
Seagen, Inc.*	6,469	1,309,778
TG Therapeutics, Inc.*(a)	6,900	103,776
Twist Bioscience Corp.*	5,300	79,924
Ultragenyx Pharmaceutical, Inc.*	5,114	205,071
United Therapeutics Corp.*	1,783	399,321
Xencor, Inc.*	10,410	290,335
Zealand Pharma A/S (Denmark)*	14,591	457,135
Zentalis Pharmaceuticals, Inc.*(a)	6,300	108,360
		28,371,187
Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China), ADR*	46,369	4,737,984
Amazon.com, Inc.*	148,470	15,335,466
Isetan Mitsukoshi Holdings Ltd. (Japan)	54,600	611,319
Kohl’s Corp.(a)	14,592	343,496
MercadoLibre, Inc. (Brazil)*	1,714	2,259,155
Next PLC (United Kingdom)	14,099	1,145,965
Nordstrom, Inc.(a)	8,000	130,160
Ollie’s Bargain Outlet Holdings, Inc.*	3,739	216,638
Ozon Holdings PLC (Russia), ADR*(a)^	7,125	49,875
Pan Pacific International Holdings Corp. (Japan)	36,200	700,334
Prosus NV (China)*	96,619	7,565,660
Ryohin Keikaku Co. Ltd. (Japan)	18,700	213,090
V-Mart Retail Ltd. (India)	5,653	149,115
		33,458,257
Building Products — 0.5%
American Woodmark Corp.*	5,940	309,296
Apogee Enterprises, Inc.	8,990	388,817
Armstrong World Industries, Inc.	7,066	503,382
Assa Abloy AB (Sweden) (Class B Stock)	67,831	1,624,721
Astral Ltd. (India)	30,998	505,576
Blue Star Ltd. (India)	18,312	307,761

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Carel Industries SpA (Italy), 144A	33,627	$917,810
Carlisle Cos., Inc.	2,080	470,226
Carrier Global Corp.	39,751	1,818,608
Daikin Industries Ltd. (Japan)	7,300	1,309,668
Genuit Group PLC (United Kingdom)	73,992	254,738
Gibraltar Industries, Inc.*	6,409	310,836
Nitto Boseki Co. Ltd. (Japan)(a)	3,100	47,370
Sanwa Holdings Corp. (Japan)	25,800	276,788
Simpson Manufacturing Co., Inc.	4,500	493,380
Trane Technologies PLC	10,384	1,910,448
Trex Co., Inc.*	5,460	265,738
		11,715,163
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	1,850	263,477
Ares Management Corp. (Class A Stock)	9,512	793,681
Avantax, Inc.*	11,100	292,152
Avanza Bank Holding AB (Sweden)(a)	25,654	601,723
Blackstone, Inc.	18,300	1,607,472
Blue Owl Capital, Inc.	30,844	341,752
Bridgepoint Group PLC (United Kingdom), 144A	313,363	859,636
Charles Schwab Corp. (The)	89,114	4,667,791
CME Group, Inc.	3,714	711,305
Coinbase Global, Inc. (Class A Stock)*(a)	2,237	151,154
Deutsche Boerse AG (Germany)	7,799	1,518,545
flatexDEGIRO AG (Germany)*	68,292	590,350
Goldman Sachs Group, Inc. (The)	9,190	3,006,141
Greenhill & Co., Inc.	17,848	158,312
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	19,200	851,035
Intermediate Capital Group PLC (United Kingdom)	51,213	773,008
Investec PLC (United Kingdom)	115,396	640,390
Julius Baer Group Ltd. (Switzerland)	41,811	2,856,044
KKR & Co., Inc.	14,423	757,496
London Stock Exchange Group PLC (United Kingdom)	33,685	3,271,815
LPL Financial Holdings, Inc.	3,526	713,662
Molten Ventures PLC (United Kingdom)*	113,073	383,145
Morgan Stanley	67,494	5,925,973
MSCI, Inc.	817	457,267
Open Lending Corp. (Class A Stock)*	29,762	209,524
Partners Group Holding AG (Switzerland)	3,263	3,072,841
S&P Global, Inc.	8,677	2,991,569
Saudi Tadawul Group Holding Co. (Saudi Arabia)	4,540	175,115
Tikehau Capital SCA (France)	16,491	435,380
TMX Group Ltd. (Canada)	33,756	3,409,319
Tradeweb Markets, Inc. (Class A Stock)	4,516	356,854
UBS Group AG (Switzerland)	99,004	2,095,004
Van Lanschot Kempen NV (Netherlands)	13,418	409,774
Virtus Investment Partners, Inc.	2,394	455,794
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
XP, Inc. (Brazil) (Class A Stock)*(a)	49,909	$592,420
		46,396,920
Chemicals — 1.9%
Air Products & Chemicals, Inc.	6,019	1,728,717
Akzo Nobel NV (Netherlands)	61,807	4,834,213
Covestro AG (Germany), 144A	38,535	1,595,863
Croda International PLC (United Kingdom)	10,311	828,731
DIC Corp. (Japan)	54,800	987,186
Eastman Chemical Co.	3,949	333,059
Fine Organic Industries Ltd. (India)	1,511	79,419
FMC Corp.	5,106	623,596
Huntsman Corp.	11,893	325,393
Koninklijke DSM NV (Netherlands)	5,361	634,444
Linde PLC (NYSE)	21,562	7,663,997
Linde PLC (XETR)	11,838	4,160,897
Lotte Chemical Corp. (South Korea)	5,836	857,397
Nippon Sanso Holdings Corp. (Japan)	50,600	914,169
Nippon Shokubai Co. Ltd. (Japan)	13,900	555,125
Nippon Soda Co. Ltd. (Japan)	21,400	746,688
Nutrien Ltd. (Canada)(a)	98,024	7,239,072
Olin Corp.	6,304	349,872
Quaker Chemical Corp.(a)	2,020	399,859
RPM International, Inc.	19,928	1,738,519
Sakata INX Corp. (Japan)	58,000	454,609
Scotts Miracle-Gro Co. (The)(a)	5,179	361,184
Sherwin-Williams Co. (The)	23,888	5,369,306
Sumitomo Seika Chemicals Co. Ltd. (Japan)	9,800	320,427
Tokai Carbon Co. Ltd. (Japan)	24,300	232,117
Tronox Holdings PLC (Class A Stock)	14,600	209,948
Valvoline, Inc.	8,687	303,524
Victrex PLC (United Kingdom)	26,389	521,146
		44,368,477
Commercial Services & Supplies — 0.4%
ARC Document Solutions, Inc.	61,202	194,010
Brady Corp. (Class A Stock)	7,300	392,229
Cintas Corp.	966	446,949
Clean Harbors, Inc.*	2,594	369,801
Daiei Kankyo Co. Ltd. (Japan)	35,500	470,529
Deluxe Corp.	17,000	272,000
Downer EDI Ltd. (Australia)	350,984	809,786
KAR Auction Services, Inc.*	9,011	123,270
Norva24 Group AB (Sweden)*	103,444	288,262
SPIE SA (France)	38,644	1,121,633
Stericycle, Inc.*	5,510	240,291
UniFirst Corp.	1,497	263,816
Waste Connections, Inc.	35,779	4,975,786
		9,968,362
Communications Equipment — 0.1%
CommScope Holding Co., Inc.*	22,800	145,236
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	55,800	252,773

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Lumentum Holdings, Inc.*	5,127	$276,909
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	307,735	1,803,889
Viavi Solutions, Inc.*	39,457	427,320
		2,906,127
Construction & Engineering — 0.2%
Arcosa, Inc.	5,200	328,172
Comfort Systems USA, Inc.	3,220	469,991
Larsen & Toubro Ltd. (India)	64,753	1,709,241
MasTec, Inc.*	4,500	424,980
SNC-Lavalin Group, Inc. (Canada)	12,000	294,961
WillScot Mobile Mini Holdings Corp.*	15,481	725,749
		3,953,094
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	14,227	1,038,816
Summit Materials, Inc. (Class A Stock)*	14,575	415,242
Taiheiyo Cement Corp. (Japan)	78,600	1,477,169
		2,931,227
Consumer Finance — 0.4%
Aiful Corp. (Japan)	259,900	704,977
Ally Financial, Inc.	10,050	256,175
American Express Co.	38,141	6,291,358
CreditAccess Grameen Ltd. (India)*	23,211	259,366
Funding Circle Holdings PLC (United Kingdom), 144A*	261,909	173,221
LendingTree, Inc.*	3,680	98,109
OneMain Holdings, Inc.	10,927	405,173
PROG Holdings, Inc.*	7,357	175,023
Shriram Finance Ltd. (India)	75,957	1,167,699
SLM Corp.	15,785	195,576
SoFi Technologies, Inc.*(a)	28,663	173,984
		9,900,661
Consumer Staples Distribution & Retail — 1.2%
BJ’s Wholesale Club Holdings, Inc.*	7,775	591,444
Casey’s General Stores, Inc.	1,623	351,315
Costco Wholesale Corp.	3,840	1,907,981
CP ALL PCL (Thailand)	692,500	1,257,410
Dollar General Corp.	43,696	9,196,260
JD Health International, Inc. (China), 144A*	156,150	1,157,847
Jeronimo Martins SGPS SA (Portugal)	64,923	1,523,928
MatsukiyoCocokara & Co. (Japan)	32,000	1,695,093
Ocado Group PLC (United Kingdom)*	69,527	460,366
Performance Food Group Co.*	5,488	331,146
PriceSmart, Inc.	2,817	201,359
Raia Drogasil SA (Brazil)	189,349	911,170
Seven & i Holdings Co. Ltd. (Japan)	63,000	2,845,971
Shop Apotheke Europe NV (Netherlands), 144A*	9,903	896,097
Sprouts Farmers Market, Inc.*	8,255	289,173
Walmart, Inc.	36,681	5,408,613
		29,025,173
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.3%
Amcor PLC, CDI	88,459	$996,559
Avery Dennison Corp.	15,471	2,768,226
Ball Corp.	34,998	1,928,740
Crown Holdings, Inc.	4,967	410,820
Graphic Packaging Holding Co.	20,524	523,157
Klabin SA (Brazil), UTS	81,500	291,046
O-I Glass, Inc.*	12,800	290,688
		7,209,236
Distributors — 0.0%
Media Do Co. Ltd. (Japan)*	7,800	83,593
Diversified Consumer Services — 0.2%
2U, Inc.*	13,500	92,475
Arco Platform Ltd. (Brazil) (Class A Stock)*	24,902	272,926
Auction Technology Group PLC (United Kingdom)*	32,958	249,542
Bright Horizons Family Solutions, Inc.*	4,935	379,946
Frontdoor, Inc.*	8,950	249,526
Graham Holdings Co. (Class B Stock)	580	345,587
IDP Education Ltd. (Australia)	22,279	410,568
Service Corp. International	21,126	1,453,046
Strategic Education, Inc.(a)	7,104	638,152
		4,091,768
Diversified REITs — 0.0%
WP Carey, Inc.	5,924	458,814
Diversified Telecommunication Services — 0.8%
ATN International, Inc.	7,812	319,667
Deutsche Telekom AG (Germany)	251,993	6,106,369
Helios Towers PLC (Tanzania)*	303,817	389,485
Indus Towers Ltd. (India)	309,217	539,063
KT Corp. (South Korea)	1,791	40,494
KT Corp. (South Korea), ADR*(a)	79,960	906,746
Liberty Global PLC (United Kingdom) (Class C Stock)*	13,267	270,382
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	26,786	221,252
Nippon Telegraph & Telephone Corp. (Japan)	219,100	6,547,308
Sarana Menara Nusantara Tbk PT (Indonesia)	15,864,700	981,379
Verizon Communications, Inc.	56,448	2,195,263
		18,517,408
Electric Utilities — 0.9%
American Electric Power Co., Inc.	21,595	1,964,929
EDP - Energias do Brasil SA (Brazil)	124,642	549,133
Enel SpA (Italy)	404,853	2,469,179
Entergy Corp.	6,405	690,075
Evergy, Inc.	20,664	1,262,983
FirstEnergy Corp.	21,578	864,415
Iberdrola SA (Spain)	207,441	2,584,260
IDACORP, Inc.	4,196	454,553
NextEra Energy, Inc.	19,815	1,527,340
OGE Energy Corp.	6,968	262,415
Southern Co. (The)	137,347	9,556,604

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Via Renewables, Inc.(a)	6,623	$121,731
		22,307,617
Electrical Equipment — 0.9%
AMETEK, Inc.	19,260	2,799,056
Eaton Corp. PLC	31,558	5,407,148
Hongfa Technology Co. Ltd. (China) (Class A Stock)	78,340	371,840
Hubbell, Inc.	10,521	2,559,865
Idec Corp. (Japan)(a)	18,800	489,865
Mitsubishi Electric Corp. (Japan)	113,000	1,350,365
NARI Technology Co. Ltd. (China) (Class A Stock)	395,136	1,557,646
Plug Power, Inc.*(a)	21,914	256,832
Polycab India Ltd. (India)	10,761	378,253
Prysmian SpA (Italy)	35,006	1,469,927
Schneider Electric SE	11,263	1,882,317
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	109,200	437,616
Shoals Technologies Group, Inc. (Class A Stock)*	8,751	199,435
Signify NV, 144A	33,787	1,126,630
Sunrun, Inc.*	10,300	207,545
Thermon Group Holdings, Inc.*	16,764	417,759
TPI Composites, Inc.*	11,400	148,770
Warom Technology, Inc. Co. (China) (Class A Stock)	144,700	600,229
		21,661,098
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	31,230	2,552,115
Avnet, Inc.	10,663	481,968
Badger Meter, Inc.	5,218	635,657
BOE Varitronix Ltd. (China)	177,000	305,974
Cognex Corp.	9,176	454,671
Coherent Corp.*	9,883	376,345
Daiwabo Holdings Co. Ltd. (Japan)	50,300	830,785
Horiba Ltd. (Japan)	7,100	426,121
Itron, Inc.*	4,700	260,615
Keyence Corp. (Japan)	5,100	2,499,555
Littelfuse, Inc.	2,167	580,951
Murata Manufacturing Co. Ltd. (Japan)	31,900	1,944,153
National Instruments Corp.	4,534	237,627
Nippon Ceramic Co. Ltd. (Japan)	10,500	215,064
Novanta, Inc.*	1,938	308,316
Renishaw PLC (United Kingdom)	6,061	306,826
Sensirion Holding AG (Switzerland), 144A*	2,462	270,534
Shimadzu Corp. (Japan)	38,800	1,218,032
TE Connectivity Ltd.	38,284	5,020,946
Zhejiang Supcon Technology Co. Ltd. (China) (Class A Stock)	13,680	207,426
		19,133,681
Energy Equipment & Services — 0.4%
China Oilfield Services Ltd. (China) (Class A Stock)	143,300	304,054
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Liberty Energy, Inc.	20,591	$263,771
Modec, Inc. (Japan)*	28,200	298,481
Natural Gas Services Group, Inc.*	12,288	126,689
NOV, Inc.	25,224	466,896
Schlumberger NV	42,385	2,081,103
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,262	339,148
Seadrill Ltd. (Bermuda)*	11,848	475,816
Subsea 7 SA (United Kingdom)	25,495	302,642
TechnipFMC PLC (United Kingdom)*	119,643	1,633,127
TGS ASA (Norway)	46,823	842,538
Tidewater, Inc.*	10,318	454,817
Worley Ltd. (Australia)	163,897	1,587,472
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	71,400	294,151
		9,470,705
Entertainment — 0.8%
Activision Blizzard, Inc.	19,849	1,698,876
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	11,299	56,608
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	4,270	288,225
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	34,222	2,560,832
Live Nation Entertainment, Inc.*	7,833	548,310
Netflix, Inc.*	10,533	3,638,941
ROBLOX Corp. (Class A Stock)*	10,311	463,789
Sea Ltd. (Singapore), ADR*	39,520	3,420,456
Ubisoft Entertainment SA (France)*	9,254	246,649
Walt Disney Co. (The)*	58,232	5,830,770
Warner Music Group Corp. (Class A Stock)	5,844	195,014
World Wrestling Entertainment, Inc. (Class A Stock)(a)	2,400	219,024
		19,167,494
Financial Services — 2.9%
Adyen NV (Netherlands), 144A*	1,614	2,571,794
Affirm Holdings, Inc.*(a)	20,776	234,146
Apollo Global Management, Inc.	13,565	856,765
Banca Mediolanum SpA (Italy)	160,971	1,457,106
Berkshire Hathaway, Inc. (Class B Stock)*	34,617	10,688,691
BFF Bank SpA (Italy), 144A	23,611	234,272
Block, Inc.*(a)	20,868	1,432,588
Corebridge Financial, Inc.(a)	60,861	974,993
Edenred (France)	7,048	417,134
eGuarantee, Inc. (Japan)	12,200	200,775
Equitable Holdings, Inc.	18,986	482,055
Euronet Worldwide, Inc.*	2,579	288,590
Fidelity National Information Services, Inc.	48,523	2,636,255
Fiserv, Inc.*	77,072	8,711,448
FleetCor Technologies, Inc.*	2,939	619,688
Housing Development Finance Corp. Ltd. (India)	101,415	3,252,183
Hypoport SE (Germany)*	1,592	219,836

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Mastercard, Inc. (Class A Stock)	24,220	$8,801,790
Network International Holdings PLC (United Arab Emirates), 144A*	103,172	313,882
Ocwen Financial Corp.*	6,668	180,836
ORIX Corp. (Japan)	94,700	1,561,415
Payoneer Global, Inc.*	31,835	199,924
Radian Group, Inc.	10,080	222,768
Syncona Ltd.*	123,767	226,904
TFS Financial Corp.(a)	15,713	198,455
Tokyo Century Corp. (Japan)	11,500	383,926
Visa, Inc. (Class A Stock)(a)	87,973	19,834,393
Voya Financial, Inc.	4,449	317,926
WEX, Inc.*	1,721	316,475
		67,837,013
Food Products — 1.2%
Barry Callebaut AG (Switzerland)	853	1,807,310
Cal-Maine Foods, Inc.	3,728	226,998
Darling Ingredients, Inc.*	8,273	483,143
Edita Food Industries SAE (Egypt), 144A, GDR^	3,964	9,321
Edita Food Industries SAE (Egypt), GDR^	17,605	41,398
Flowers Foods, Inc.	8,321	228,079
Freshpet, Inc.*(a)	2,654	175,668
General Mills, Inc.	8,248	704,874
Ingredion, Inc.(a)	2,430	247,204
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	379,400	1,604,644
Kerry Group PLC (Ireland) (Class A Stock)	13,211	1,317,471
Kraft Heinz Co. (The)	95,223	3,682,273
Mondelez International, Inc. (Class A Stock)	164,600	11,475,912
Nestle SA	48,947	5,968,135
Post Holdings, Inc.*	2,880	258,826
Simply Good Foods Co. (The)*	5,902	234,723
Toly Bread Co. Ltd. (China) (Class A Stock)	83,800	189,878
		28,655,857
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	16,398	1,842,479
China Resources Gas Group Ltd. (China)	140,800	517,920
National Fuel Gas Co.	4,337	250,419
Southwest Gas Holdings, Inc.	4,351	271,720
UGI Corp.	9,874	343,220
		3,225,758
Ground Transportation — 1.3%
Canadian National Railway Co. (Canada)	9,500	1,120,715
Canadian Pacific Railway Ltd. (Canada)(a)	40,070	3,082,986
CSX Corp.	181,501	5,434,140
J.B. Hunt Transport Services, Inc.	10,140	1,779,164
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Knight-Swift Transportation Holdings, Inc.	5,300	$299,874
Landstar System, Inc.	2,380	426,639
Localiza Rent a Car SA (Brazil)	72,300	759,596
Lyft, Inc. (Class A Stock)*	14,200	131,634
National Express Group PLC (United Kingdom)*	171,176	256,972
Norfolk Southern Corp.	10,447	2,214,764
Old Dominion Freight Line, Inc.	8,553	2,915,204
RXO, Inc.*	12,500	245,500
Saia, Inc.*	3,648	992,548
Uber Technologies, Inc.*	54,500	1,727,650
Union Pacific Corp.	42,164	8,485,927
XPO, Inc.*	7,700	245,630
		30,118,943
Health Care Equipment & Supplies — 2.0%
Alcon, Inc. (Switzerland)	45,611	3,237,812
Align Technology, Inc.*	979	327,123
Becton, Dickinson & Co.	38,126	9,437,710
Cochlear Ltd. (Australia)	4,078	649,219
DiaSorin SpA (Italy)	11,605	1,222,958
Eiken Chemical Co. Ltd. (Japan)	30,100	355,857
Enovis Corp.*	6,159	329,445
Envista Holdings Corp.*	8,946	365,712
EssilorLuxottica SA (France)	10,570	1,906,013
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	29,621	495,171
GE HealthCare Technologies, Inc.*	64,111	5,259,025
Haemonetics Corp.*	3,260	269,765
ICU Medical, Inc.*(a)	2,017	332,724
Inari Medical, Inc.*(a)	6,878	424,648
Inspire Medical Systems, Inc.*	1,550	362,809
Intuitive Surgical, Inc.*	17,615	4,500,104
Koninklijke Philips NV (Netherlands)	181,176	3,327,641
Medtronic PLC	10,996	886,498
Nakanishi, Inc. (Japan)	17,700	351,618
Nevro Corp.*	4,200	151,830
Nipro Corp. (Japan)	71,300	549,281
Novocure Ltd.*(a)	3,866	232,501
Olympus Corp. (Japan)	84,600	1,485,810
OraSure Technologies, Inc.*	28,200	170,610
Penumbra, Inc.*(a)	2,250	627,053
PROCEPT BioRobotics Corp.*	4,907	139,359
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	27,455	265,635
QuidelOrtho Corp.*	2,440	217,380
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	254,800	974,138
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	387,600	619,352
Shockwave Medical, Inc.*	2,434	527,764
Smith & Nephew PLC (United Kingdom)	127,123	1,767,079
Stryker Corp.	21,698	6,194,128

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Teleflex, Inc.	1,563	$395,924
		48,359,696
Health Care Providers & Services — 2.9%
Amedisys, Inc.*	3,420	251,541
AmerisourceBergen Corp.	38,714	6,198,498
Amplifon SpA (Italy)	78,946	2,736,311
Apollo Medical Holdings, Inc.*(a)	3,900	142,233
Bumrungrad Hospital PCL (Thailand)	40,700	269,319
Chemed Corp.	850	457,087
Cigna Group (The)	6,389	1,632,581
dentalcorp Holdings Ltd. (Canada)*	38,822	258,526
Elevance Health, Inc.	38,265	17,594,630
Fresenius SE & Co. KGaA (Germany)	38,933	1,051,318
Guardant Health, Inc.*	8,388	196,615
HCA Healthcare, Inc.	18,710	4,933,453
Humana, Inc.	10,617	5,154,129
Integrated Diagnostics Holdings PLC (Egypt), 144A	248,922	115,027
Invitae Corp.*(a)	67,700	91,395
McKesson Corp.	10,494	3,736,389
Molina Healthcare, Inc.*	6,902	1,846,216
Oak Street Health, Inc.*	5,900	228,212
Pediatrix Medical Group, Inc.*	16,066	239,544
Pennant Group, Inc. (The)*	12,462	177,957
Progyny, Inc.*	5,600	179,872
Select Medical Holdings Corp.	18,995	491,021
Tenet Healthcare Corp.*	5,800	344,636
UnitedHealth Group, Inc.	43,038	20,339,328
		68,665,838
Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.(a)	63,285	1,223,299
Omega Healthcare Investors, Inc.(a)	9,300	254,913
Sabra Health Care REIT, Inc.	22,739	261,499
Ventas, Inc.	27,438	1,189,437
Welltower, Inc.	40,322	2,890,684
		5,819,832
Health Care Technology — 0.1%
Phreesia, Inc.*	4,392	141,818
Simulations Plus, Inc.	5,223	229,499
Veeva Systems, Inc. (Class A Stock)*	11,470	2,108,071
		2,479,388
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	86,178	1,337,483
Braemar Hotels & Resorts, Inc.	41,718	161,031
Host Hotels & Resorts, Inc.	23,712	391,011
Pebblebrook Hotel Trust(a)	42,353	594,636
RLJ Lodging Trust	23,368	247,701
Xenia Hotels & Resorts, Inc.	16,424	214,990
		2,946,852
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	10,956	1,362,926
Amadeus IT Group SA (Spain)*	54,286	3,641,698
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Aramark	5,700	$204,060
Bloomin’ Brands, Inc.	8,447	216,666
Booking Holdings, Inc.*	1,634	4,334,038
Brinker International, Inc.*	4,640	176,320
Carrols Restaurant Group, Inc.*	58,900	131,347
Cheesecake Factory, Inc. (The)(a)	6,040	211,702
Chipotle Mexican Grill, Inc.*	2,217	3,787,279
Denny’s Corp.*	22,915	255,731
DoorDash, Inc. (Class A Stock)*	15,764	1,001,960
DraftKings, Inc. (Class A Stock)*	18,500	358,160
Galaxy Entertainment Group Ltd. (Macau)*	206,000	1,377,968
H World Group Ltd. (China)*	149,800	733,265
Hilton Worldwide Holdings, Inc.	31,786	4,477,694
InterContinental Hotels Group PLC (United Kingdom)	27,924	1,828,064
Las Vegas Sands Corp.*	28,244	1,622,618
Light & Wonder, Inc.*	3,700	222,185
Marriott International, Inc. (Class A Stock)	13,926	2,312,273
Marriott Vacations Worldwide Corp.(a)	2,102	283,476
McDonald’s Corp.	29,856	8,348,036
Meituan (China) (Class B Stock), 144A*	2,080	37,736
Noodles & Co.*	28,900	140,165
Planet Fitness, Inc. (Class A Stock)*	7,744	601,477
Trainline PLC (United Kingdom), 144A*	169,293	519,752
Travel + Leisure Co.	7,080	277,536
Vail Resorts, Inc.	1,350	315,468
Wendy’s Co. (The)	11,785	256,677
Wingstop, Inc.	1,208	221,765
Yum China Holdings, Inc. (China)(a)	22,300	1,413,597
Yum! Brands, Inc.	15,627	2,064,014
Zomato Ltd. (India)*	410,611	256,764
		42,992,417
Household Durables — 0.3%
Ariston Holding NV (Italy)	41,843	460,941
Cairn Homes PLC (Ireland)	422,029	469,073
Century Communities, Inc.	5,746	367,284
Haier Smart Home Co. Ltd. (China) (Class H Stock)	128,400	402,056
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	82,910	489,388
KB Home	8,900	357,602
Lennar Corp. (Class A Stock)	4,959	521,241
MDC Holdings, Inc.	5,422	210,753
Skyline Champion Corp.*	2,888	217,264
Sony Group Corp. (Japan)	20,800	1,894,534
Taylor Wimpey PLC (United Kingdom)	691,413	1,017,188
Tempur Sealy International, Inc.	9,948	392,847
		6,800,171
Household Products — 0.5%
Colgate-Palmolive Co.	14,028	1,054,204
Essity AB (Sweden) (Class B Stock)(a)	76,782	2,193,194
Kimberly-Clark Corp.	10,561	1,417,497
Procter & Gamble Co. (The)	48,601	7,226,483

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
WD-40 Co.(a)	1,267	$225,589
		12,116,967
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)(a)	3,292	103,138
Electric Power Development Co. Ltd. (Japan)	35,700	573,835
NTPC Ltd. (India)	1,549,012	3,307,054
Vistra Corp.	11,600	278,400
		4,262,427
Industrial Conglomerates — 1.4%
CK Hutchison Holdings Ltd. (United Kingdom)	153,000	946,557
Fosun International Ltd. (China)	714,500	523,570
General Electric Co.	142,547	13,627,493
Hitachi Ltd. (Japan)	53,200	2,923,909
Honeywell International, Inc.	39,979	7,640,786
Siemens AG (Germany)	32,323	5,236,452
SM Investments Corp. (Philippines)	60,890	999,466
Smiths Group PLC (United Kingdom)	60,804	1,289,579
		33,187,812
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	9,900	281,655
EastGroup Properties, Inc.	15,495	2,561,633
Innovative Industrial Properties, Inc.	1,700	129,183
Prologis, Inc.	71,195	8,883,000
Rexford Industrial Realty, Inc.	85,964	5,127,753
Terreno Realty Corp.(a)	40,719	2,630,447
		19,613,671
Insurance — 3.5%
AIA Group Ltd. (Hong Kong)	573,800	6,017,646
Allstate Corp. (The)	21,411	2,372,553
Aon PLC (Class A Stock)	10,235	3,226,993
Argo Group International Holdings Ltd.	5,601	164,053
ASR Nederland NV (Netherlands)	12,798	509,231
AXA SA (France)	128,747	3,929,047
Axis Capital Holdings Ltd.	6,557	357,488
Chubb Ltd.	76,895	14,931,471
CNO Financial Group, Inc.	17,776	394,449
Definity Financial Corp. (Canada)	62,088	1,620,306
Fidelity National Financial, Inc.	7,587	265,014
First American Financial Corp.	5,365	298,616
Hanover Insurance Group, Inc. (The)	2,311	296,964
Hartford Financial Services Group, Inc. (The)	74,175	5,169,256
HDFC Life Insurance Co. Ltd. (India), 144A	181,588	1,104,270
Kemper Corp.	8,104	442,965
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	150,902	162,239
Manulife Financial Corp. (Canada)	83,611	1,534,260
Markel Corp.*(a)	440	562,060
Marsh & McLennan Cos., Inc.	44,572	7,423,467
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.	84,798	$4,913,196
Old Republic International Corp.	10,004	249,800
Progressive Corp. (The)	56,813	8,127,668
Prudential PLC (Hong Kong)	118,787	1,626,388
Reinsurance Group of America, Inc.	3,040	403,590
RenaissanceRe Holdings Ltd. (Bermuda)	3,471	695,380
Sampo OYJ (Finland) (Class A Stock)	46,513	2,194,724
Selective Insurance Group, Inc.	3,759	358,346
Skyward Specialty Insurance Group, Inc.*	11,511	251,746
Sompo Holdings, Inc. (Japan)	33,300	1,319,516
Sun Life Financial, Inc. (Canada)	34,436	1,608,797
Suncorp Group Ltd. (Australia)	127,433	1,035,410
Travelers Cos., Inc. (The)	35,265	6,044,774
Zurich Insurance Group AG (Switzerland)	5,310	2,544,545
		82,156,228
Interactive Media & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	19,979	2,072,422
Alphabet, Inc. (Class C Stock)*	227,980	23,709,920
Baidu, Inc. (China), ADR*(a)	9,824	1,482,638
Baltic Classifieds Group PLC (United Kingdom)	180,899	346,687
IAC, Inc.*	5,329	274,976
Info Edge India Ltd. (India)	4,037	183,618
JOYY, Inc. (China), ADR	17,812	555,378
Kanzhun Ltd. (China), ADR*(a)	72,089	1,371,854
Meta Platforms, Inc. (Class A Stock)*	40,984	8,686,149
NAVER Corp. (South Korea)	9,329	1,461,771
Pinterest, Inc. (Class A Stock)*	61,346	1,672,905
Rightmove PLC (United Kingdom)	172,109	1,197,990
Scout24 SE (Germany), 144A	4,937	293,648
Snap, Inc. (Class A Stock)*	30,251	339,114
Tencent Holdings Ltd. (China)	62,100	3,034,785
Z Holdings Corp. (Japan)	637,100	1,806,466
Ziff Davis, Inc.*(a)	2,278	177,798
ZoomInfo Technologies, Inc.*	10,944	270,426
		48,938,545
IT Services — 1.0%
Accenture PLC (Class A Stock)	26,194	7,486,507
Adesso SE (Germany)	1,464	234,376
CANCOM SE (Germany)	12,317	422,199
Capgemini SE (France)	13,100	2,434,446
CI&T, Inc. (Brazil) (Class A Stock)*	15,181	83,647
Cloudflare, Inc. (Class A Stock)*(a)	7,820	482,181
FPT Corp. (Vietnam)	116,720	394,138
Fujitsu Ltd. (Japan)	16,000	2,162,084
GoDaddy, Inc. (Class A Stock)*	4,900	380,828
Indra Sistemas SA (Spain)	55,409	749,941
Keywords Studios PLC (Ireland)	30,904	1,053,749
MongoDB, Inc.*(a)	7,849	1,829,759
Nagarro SE (Germany)*(a)	2,695	274,610
NET One Systems Co. Ltd. (Japan)	16,000	383,941
Okta, Inc.*	5,167	445,602

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock) (XNYS)*	55,906	$2,680,134
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	15,362	736,558
Snowflake, Inc. (Class A Stock)*	11,139	1,718,636
Twilio, Inc. (Class A Stock)*	5,630	375,127
VeriSign, Inc.*	2,281	482,044
		24,810,507
Leisure Products — 0.1%
BRP, Inc.	8,189	640,820
Brunswick Corp.	3,685	302,170
Mattel, Inc.*	14,000	257,740
Peloton Interactive, Inc. (Class A Stock)*	11,987	135,932
Polaris, Inc.(a)	2,674	295,825
Spin Master Corp. (Canada), 144A	20,443	568,290
		2,200,777
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc. (Class A Stock)*	3,666	204,526
Adaptive Biotechnologies Corp.*	19,667	173,660
Agilent Technologies, Inc.	24,274	3,358,065
Avantor, Inc.*	21,565	455,884
Bruker Corp.	5,428	427,944
CryoPort, Inc.*	5,900	141,600
Danaher Corp.	46,361	11,684,826
Eurofins Scientific SE (Luxembourg)	27,463	1,838,915
Evotec SE (Germany)*	89,410	1,888,525
Lonza Group AG (Switzerland)	3,273	1,970,345
Olink Holding AB (Sweden), ADR*(a)	45,745	1,030,635
Oxford Nanopore Technologies PLC (United Kingdom)*	72,624	199,116
PolyPeptide Group AG, 144A*	6,010	121,953
Repligen Corp.*(a)	2,919	491,443
SKAN Group AG (Switzerland)	1,881	173,056
Thermo Fisher Scientific, Inc.	24,604	14,181,007
West Pharmaceutical Services, Inc.	3,250	1,126,027
		39,467,527
Machinery — 1.3%
3D Systems Corp.*	16,126	172,871
Aalberts NV (Netherlands)	8,645	408,358
Aida Engineering Ltd. (Japan)	35,000	216,509
Alstom SA (France)	46,457	1,264,853
ATS Corp. (Canada)*	5,322	222,843
Cummins, Inc.	7,163	1,711,097
Daimler Truck Holding AG (Germany)*	71,524	2,413,865
Douglas Dynamics, Inc.	9,551	304,581
Dover Corp.	4,909	745,873
Esab Corp.	5,114	302,084
Fluidra SA (Spain)	114,768	2,022,625
GEA Group AG (Germany)	9,468	431,907
Graco, Inc.	6,423	468,943
GVS SpA (Italy), 144A*	41,763	278,449
IHI Corp. (Japan)	11,600	291,383
Illinois Tool Works, Inc.(a)	10,086	2,455,437
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Impro Precision Industries Ltd., 144A	618,000	$227,291
Lincoln Electric Holdings, Inc.	3,255	550,421
Manitowoc Co., Inc. (The)*	13,927	238,012
METAWATER Co. Ltd. (Japan)	22,000	287,498
Middleby Corp. (The)*	8,282	1,214,224
MINEBEA MITSUMI, Inc. (Japan)	36,500	697,022
Mueller Water Products, Inc. (Class A Stock)	30,625	426,913
Obara Group, Inc. (Japan)	19,200	574,278
Omega Flex, Inc.(a)	2,300	256,312
Oshkosh Corp.	4,144	344,698
Otis Worldwide Corp.	18,611	1,570,768
Proto Labs, Inc.*	5,397	178,911
Qingdao Hiron Commercial Cold Chain Co. Ltd. (China) (Class A Stock)	45,500	177,733
RBC Bearings, Inc.*(a)	1,743	405,648
Rotork PLC (United Kingdom)	197,679	770,268
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	140,200	1,436,045
SMC Corp. (Japan)	1,000	530,116
Spirax-Sarco Engineering PLC (United Kingdom)	4,098	601,680
Stanley Black & Decker, Inc.	20,091	1,618,933
Takeuchi Manufacturing Co. Ltd. (Japan)	17,800	395,136
Takuma Co. Ltd. (Japan)	24,000	241,066
Timken Co. (The)	6,000	490,320
Toro Co. (The)	4,300	477,988
Trelleborg AB (Sweden) (Class B Stock)	10,405	296,143
Trinity Industries, Inc.	9,400	228,984
Valmet OYJ (Finland)	11,074	359,504
Wabash National Corp.	12,100	297,539
Weir Group PLC (The) (United Kingdom)	22,126	507,603
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,193,500	1,079,542
		30,192,274
Media — 0.3%
Altice USA, Inc. (Class A Stock)*	37,726	129,023
Ascential PLC (United Kingdom)*	439,816	1,310,273
Daily Journal Corp.*	1,000	284,960
DallasNews Corp.	1,500	6,630
Gannett Co., Inc.*	63,220	118,221
Informa PLC (United Kingdom)	142,080	1,217,834
Liberty Broadband Corp. (Class C Stock)*	1,745	142,567
Nexstar Media Group, Inc.	1,987	343,075
oOh!media Ltd. (Australia)	252,241	275,107
Quotient Technology, Inc.*	43,500	142,680
Scholastic Corp.	8,768	300,041
Trade Desk, Inc. (The) (Class A Stock)*	11,800	718,738
WPP PLC (United Kingdom)	179,009	2,126,792
YouGov PLC (United Kingdom)	71,056	794,580
		7,910,521

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining — 0.5%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	131,656	$334,361
Alpha Metallurgical Resources, Inc.	1,174	183,144
BHP Group Ltd. (Australia) (XASX)	49,160	1,554,141
BHP Group Ltd. (Australia) (XLON)	67,984	2,159,587
Cleveland-Cliffs, Inc.*	20,229	370,798
Compass Minerals International, Inc.	3,730	127,902
Hoa Phat Group JSC (Vietnam)	374,700	333,311
Mitsui Mining & Smelting Co. Ltd. (Japan)	19,300	469,547
Nippon Steel Corp. (Japan)	53,000	1,249,819
Orla Mining Ltd. (Canada)*	60,400	286,470
OZ Minerals Ltd. (Australia)	23,861	449,368
Reliance Steel & Aluminum Co.	3,388	869,835
Royal Gold, Inc.(a)	4,561	591,607
South32 Ltd. (Australia)	693,602	2,032,760
Southern Copper Corp. (Mexico)(a)	7,014	534,817
United States Steel Corp.	12,400	323,640
Wesdome Gold Mines Ltd. (Canada)*	21,034	120,461
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	137,000	271,057
		12,262,625
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc.(a)	27,675	257,654
Ellington Residential Mortgage REIT(a)	44,600	325,580
Granite Point Mortgage Trust, Inc.	41,481	205,746
Orchid Island Capital, Inc.(a)	16,240	174,255
Ready Capital Corp.(a)	21,426	217,903
Two Harbors Investment Corp.(a)	13,744	202,174
		1,383,312
Multi-Utilities — 0.7%
Ameren Corp.	54,616	4,718,276
Black Hills Corp.(a)	4,158	262,370
CMS Energy Corp.	45,169	2,772,473
DTE Energy Co.	9,191	1,006,782
Engie SA (France)	156,890	2,482,737
NorthWestern Corp.	5,674	328,298
Sempra Energy	15,031	2,272,086
WEC Energy Group, Inc.	21,684	2,055,427
		15,898,449
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.(a)	13,324	1,673,361
Derwent London PLC (United Kingdom)	14,723	428,517
Douglas Emmett, Inc.(a)	55,579	685,289
Great Portland Estates PLC (United Kingdom)	99,495	622,693
JBG SMITH Properties	14,900	224,394
Kilroy Realty Corp.	19,967	646,931
Office Properties Income Trust	21,701	266,922
SL Green Realty Corp.(a)	10,586	248,983
		4,797,090
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy, Inc.	8,375	$1,319,900
Chesapeake Energy Corp.	10,226	777,585
Chevron Corp.	39,306	6,413,167
CVR Energy, Inc.	6,200	203,236
EOG Resources, Inc.	27,937	3,202,418
Exxon Mobil Corp.	141,051	15,467,653
Galp Energia SGPS SA (Portugal)	245,444	2,777,267
Gazprom PJSC (Russia)^	321,836	—
Gaztransport Et Technigaz SA (France)	3,328	340,545
Hess Corp.	12,744	1,686,541
Kinder Morgan, Inc.(a)	198,185	3,470,219
Kosmos Energy Ltd. (Ghana)*	139,866	1,040,603
Magnolia Oil & Gas Corp. (Class A Stock)(a)	17,687	386,992
Murphy Oil Corp.	8,276	306,047
NuVista Energy Ltd. (Canada)*	28,400	229,680
OMV AG (Austria)	3,482	159,904
Ovintiv, Inc.	10,583	381,835
PBF Energy, Inc. (Class A Stock)	6,576	285,135
PDC Energy, Inc.	6,600	423,588
Petronet LNG Ltd. (India)	76,081	212,243
Range Resources Corp.	13,416	355,122
Shell PLC (Netherlands)	115,808	3,300,366
SM Energy Co.	9,199	259,044
Southwestern Energy Co.*	140,043	700,215
Suncor Energy, Inc. (Canada)	84,609	2,626,854
TC Energy Corp. (Canada)	24,724	961,702
Texas Pacific Land Corp.(a)	236	401,441
TotalEnergies SE (France)	107,055	6,312,362
		54,001,664
Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	7,489	250,282
Mondi PLC (Austria)	31,043	492,871
Suzano SA (Brazil)	125,998	1,035,886
		1,779,039
Passenger Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	171,712	99,225
Allegiant Travel Co.*	3,100	285,138
Exchange Income Corp. (Canada)	3,800	150,566
Spirit Airlines, Inc.	4,300	73,831
		608,760
Personal Care Products — 0.3%
elf Beauty, Inc.*	4,392	361,681
LG H&H Co. Ltd. (South Korea)	427	197,273
Medifast, Inc.	1,640	170,019
Unilever PLC (United Kingdom) (XLON)	66,607	3,451,511
Unilever PLC (United Kingdom) (XAMS)	70,968	3,673,718
		7,854,202
Pharmaceuticals — 3.6%
Arvinas, Inc.*	6,424	175,504

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Astellas Pharma, Inc. (Japan)	136,700	$1,942,141
AstraZeneca PLC (United Kingdom), ADR	260,385	18,073,323
Bayer AG (Germany)	56,616	3,616,721
Chugai Pharmaceutical Co. Ltd. (Japan)	77,100	1,903,802
Daiichi Sankyo Co. Ltd. (Japan)	55,900	2,039,100
Dechra Pharmaceuticals PLC (United Kingdom)	14,385	470,957
DICE Therapeutics, Inc.*	3,719	106,549
Elanco Animal Health, Inc.*	30,512	286,813
Eli Lilly & Co.	30,239	10,384,677
GSK PLC, ADR(a)	72,484	2,578,981
Jazz Pharmaceuticals PLC*	2,450	358,508
Johnson & Johnson	79,279	12,288,245
Laboratorios Farmaceuticos Rovi SA (Spain)	15,774	658,607
Merck & Co., Inc.	38,516	4,097,717
Novartis AG (Switzerland)	28,211	2,590,293
Novo Nordisk A/S (Denmark), ADR	16,997	2,704,903
Otsuka Holdings Co. Ltd. (Japan)	83,600	2,654,268
Pacira BioSciences, Inc.*	5,822	237,596
Pliant Therapeutics, Inc.*	4,385	116,641
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	1,485	135,016
Roche Holding AG	24,789	7,083,273
Royalty Pharma PLC (Class A Stock)	8,900	320,667
Sanofi	38,102	4,133,256
Supernus Pharmaceuticals, Inc.*	8,150	295,275
Takeda Pharmaceutical Co. Ltd. (Japan)	40,600	1,333,449
Torrent Pharmaceuticals Ltd. (India)	18,101	339,046
Virbac SA (France)	916	294,365
Zoetis, Inc.	26,654	4,436,292
		85,655,985
Professional Services — 0.9%
ALS Ltd. (Australia)	26,276	218,197
Automatic Data Processing, Inc.	8,336	1,855,844
Beijing Career International Co. Ltd. (China) (Class A Stock)	29,800	192,735
Booz Allen Hamilton Holding Corp.	16,472	1,526,790
Broadridge Financial Solutions, Inc.	19,645	2,879,368
CBIZ, Inc.*	7,886	390,278
CSG Systems International, Inc.	7,100	381,270
DKSH Holding AG (Switzerland)	8,331	671,647
Equifax, Inc.	7,051	1,430,225
Exponent, Inc.	3,100	309,039
FTI Consulting, Inc.*	2,190	432,197
HeadHunter Group PLC (Russia), ADR*(a)^	13,700	1
Huron Consulting Group, Inc.*	5,716	459,395
Insperity, Inc.	2,515	305,698
Korn Ferry	5,093	263,512
Majorel Group Luxembourg SA (Luxembourg)	24,928	549,402
ManpowerGroup, Inc.	3,178	262,280
Maximus, Inc.	3,960	311,652
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Outsourcing, Inc. (Japan)	92,000	$907,454
Persol Holdings Co. Ltd. (Japan)	127,200	2,561,163
Recruit Holdings Co. Ltd. (Japan)	21,800	599,697
SS&C Technologies Holdings, Inc.	7,748	437,530
TeamLease Services Ltd. (India)*	7,490	204,515
Teleperformance (France)	7,816	1,888,613
TELUS International CDA, Inc. (Philippines)*	43,129	871,515
TransUnion	8,996	559,011
Upwork, Inc.*(a)	10,300	116,596
		20,585,624
Real Estate Management & Development — 0.4%
Aedas Homes SA (Spain), 144A	18,251	257,025
Altus Group Ltd. (Canada)	11,918	506,085
China Overseas Property Holdings Ltd. (China)	310,000	378,202
China Resources Mixc Lifestyle Services Ltd. (China), 144A	181,000	951,652
Corp Inmobiliaria Vesta SAB de CV (Mexico)	121,000	380,727
DigitalBridge Group, Inc.	16,510	197,955
Hongkong Land Holdings Ltd. (Hong Kong)	176,600	776,946
Howard Hughes Corp. (The)*(a)	2,276	182,080
Jones Lang LaSalle, Inc.*	1,101	160,184
Kojamo OYJ (Finland)	26,005	306,045
Mitsubishi Estate Co. Ltd. (Japan)	96,900	1,152,593
Mitsui Fudosan Co. Ltd. (Japan)	110,000	2,066,289
Multiplan Empreendimentos Imobiliarios SA (Brazil)	113,900	552,595
Nexity SA (France)	16,228	407,510
Opendoor Technologies, Inc.*	39,011	68,659
RE/MAX Holdings, Inc. (Class A Stock)	4,580	85,921
St. Joe Co. (The)	5,928	246,664
StorageVault Canada, Inc. (Canada)	50,800	230,789
Tokyo Tatemono Co. Ltd. (Japan)	43,000	524,997
Vonovia SE (Germany)	17,713	333,621
Zillow Group, Inc. (Class C Stock)*	5,800	257,926
		10,024,465
Residential REITs — 0.9%
American Homes 4 Rent (Class A Stock)	71,124	2,236,850
Apartment Income REIT Corp.	15,987	572,494
Apartment Investment & Management Co. (Class A Stock)	32,345	248,733
AvalonBay Communities, Inc.	17,021	2,860,549
Camden Property Trust	15,118	1,584,971
Equity LifeStyle Properties, Inc.	84,067	5,643,418
Equity Residential	98,532	5,911,920
Essex Property Trust, Inc.	10,742	2,246,582
Sun Communities, Inc.	4,250	598,740
		21,904,257
Retail REITs — 0.3%
Acadia Realty Trust	98,997	1,381,008

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Federal Realty Investment Trust	2,281	$225,431
Kimco Realty Corp.	30,173	589,279
Regency Centers Corp.	42,936	2,626,825
RPT Realty	35,886	341,276
Simon Property Group, Inc.	24,019	2,689,407
Urban Edge Properties(a)	25,769	388,081
		8,241,307
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.*	25,050	2,455,151
Amkor Technology, Inc.	11,633	302,691
ams-OSRAM AG (Austria)*	37,462	291,930
Applied Materials, Inc.	39,531	4,855,593
ASML Holding NV (Netherlands) (XAMS)	12,577	8,570,574
ASML Holding NV (Netherlands) (XNAS)	6,923	4,712,555
Broadcom, Inc.	9,127	5,855,336
Disco Corp. (Japan)	13,500	1,570,478
Entegris, Inc.	17,469	1,432,633
Infineon Technologies AG (Germany)	22,658	930,455
IQE PLC (United Kingdom)*(a)	904,197	302,255
KLA Corp.	11,651	4,650,730
Lam Research Corp.	8,403	4,454,598
MACOM Technology Solutions Holdings, Inc.*	4,872	345,132
Marvell Technology, Inc.	48,434	2,097,192
MaxLinear, Inc.*	9,600	338,016
Microchip Technology, Inc.(a)	22,665	1,898,874
Micron Technology, Inc.(a)	47,524	2,867,598
Monolithic Power Systems, Inc.	5,669	2,837,561
NVIDIA Corp.	51,949	14,429,874
NXP Semiconductors NV (China)	14,346	2,675,170
QUALCOMM, Inc.	8,481	1,082,006
Silergy Corp. (China)	48,000	762,076
Socionext, Inc. (Japan)	5,500	405,853
Synaptics, Inc.*	2,500	277,875
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	595,000	10,427,150
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	21,444	1,994,721
Technoprobe SpA (Italy)*	23,171	167,491
Texas Instruments, Inc.	60,121	11,183,107
Tokyo Electron Ltd. (Japan)	14,400	1,759,192
Tokyo Seimitsu Co. Ltd. (Japan)	6,500	252,336
Ultra Clean Holdings, Inc.*	9,700	321,652
Universal Display Corp.	3,290	510,378
Wolfspeed, Inc.*(a)	4,214	273,699
		97,291,932
Software — 4.4%
ACI Worldwide, Inc.*	8,562	231,003
Adeia, Inc.	28,000	248,080
Adobe, Inc.*	1,714	660,524
Aspen Technology, Inc.*	1,314	300,735
Atlassian Corp. (Class A Stock)*	11,227	1,921,726
BILL Holdings, Inc.*	14,050	1,140,017
Black Knight, Inc.*	5,275	303,629
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
CCC Intelligent Solutions Holdings, Inc.*(a)	32,310	$289,821
Cerence, Inc.*(a)	4,655	130,759
Ceridian HCM Holding, Inc.*	6,626	485,156
Confluent, Inc. (Class A Stock)*(a)	21,631	520,658
Consensus Cloud Solutions, Inc.*(a)	4,086	139,292
Constellation Software, Inc. (Canada)	1,267	2,382,044
Crowdstrike Holdings, Inc. (Class A Stock)*	8,873	1,217,908
Datadog, Inc. (Class A Stock)*	12,390	900,257
Descartes Systems Group, Inc. (The) (Canada) (XTSE)*	9,719	784,424
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	10,060	810,937
Digimarc Corp.*(a)	5,590	109,843
DocuSign, Inc.*	19,378	1,129,737
Dolby Laboratories, Inc. (Class A Stock)	3,230	275,907
Dynatrace, Inc.*	9,750	412,425
Esker SA (France)	2,040	290,762
FD Technologies PLC (United Kingdom)*	19,905	420,562
Five9, Inc.*	2,929	211,737
Fortinet, Inc.*	3,513	233,474
Fukui Computer Holdings, Inc. (Japan)	11,400	236,307
Guidewire Software, Inc.*	5,001	410,332
HashiCorp, Inc. (Class A Stock)*(a)	9,226	270,230
HubSpot, Inc.*	1,646	705,722
Intapp, Inc.*	3,259	146,134
Intuit, Inc.	10,132	4,517,150
Manhattan Associates, Inc.*	2,033	314,810
Microsoft Corp.	190,887	55,032,722
MicroStrategy, Inc. (Class A Stock)*(a)	397	116,051
NCR Corp.*	6,284	148,240
OneSpan, Inc.*	10,200	178,500
Palantir Technologies, Inc. (Class A Stock)*(a)	50,700	428,415
Palo Alto Networks, Inc.*	8,524	1,702,584
Paycom Software, Inc.*	737	224,055
Paylocity Holding Corp.*	1,511	300,357
Pegasystems, Inc.	4,400	213,312
Procore Technologies, Inc.*	3,800	237,994
RingCentral, Inc. (Class A Stock)*	4,260	130,654
Roper Technologies, Inc.	17,982	7,924,488
Salesforce, Inc.*	5,700	1,138,746
SentinelOne, Inc. (Class A Stock)*	32,522	532,060
ServiceNow, Inc.*	10,691	4,968,321
Splunk, Inc.*	4,456	427,241
Synopsys, Inc.*	9,730	3,758,212
Teradata Corp.*	4,925	198,379
UiPath, Inc. (Class A Stock)*	11,000	193,160
Unity Software, Inc.*(a)	7,865	255,141
Verint Systems, Inc.*	5,797	215,880
VMware, Inc. (Class A Stock)*	4,552	568,317
Workday, Inc. (Class A Stock)*	6,138	1,267,742
Workiva, Inc.*	7,853	804,226
Xperi, Inc.*	14,120	154,332

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Zoom Video Communications, Inc. (Class A Stock)*	5,725	$422,734
Zscaler, Inc.*	3,923	458,324
		104,152,289
Specialized REITs — 1.5%
American Tower Corp.(a)	44,839	9,162,401
Big Yellow Group PLC (United Kingdom)	19,712	284,160
Crown Castle, Inc.	21,198	2,837,140
CubeSmart(a)	51,389	2,375,200
Equinix, Inc.(a)	6,753	4,869,183
Extra Space Storage, Inc.	5,233	852,613
Life Storage, Inc.	13,860	1,816,907
National Storage Affiliates Trust	5,400	225,612
PotlatchDeltic Corp.	6,764	334,818
Public Storage	15,862	4,792,545
Rayonier, Inc.(a)	39,405	1,310,610
SBA Communications Corp.	12,894	3,366,237
Weyerhaeuser Co.	85,410	2,573,403
		34,800,829
Specialty Retail — 1.5%
Aritzia, Inc. (Canada)*	20,484	657,337
Auto1 Group SE (Germany), 144A*	11,599	82,294
AutoZone, Inc.*	603	1,482,264
Best Buy Co., Inc.	23,626	1,849,207
Burlington Stores, Inc.*	5,787	1,169,553
Chewy, Inc. (Class A Stock)*	2,900	108,402
Dick’s Sporting Goods, Inc.	2,348	333,158
Five Below, Inc.*(a)	2,949	607,405
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	10,762	1,057,044
FSN E-Commerce Ventures Ltd. (India)*	66,282	100,447
GameStop Corp. (Class A Stock)*(a)	7,040	162,061
Grupo SBF SA (Brazil)	102,241	169,042
Hibbett, Inc.(a)	3,300	194,634
Hikari Tsushin, Inc. (Japan)	9,600	1,349,055
Home Depot, Inc. (The)	29,288	8,643,475
Monro, Inc.(a)	5,820	287,683
Nextage Co. Ltd. (Japan)(a)	63,800	1,333,514
ODP Corp. (The)*	3,634	163,457
Petco Health & Wellness Co., Inc.*(a)	13,957	125,613
RH*	882	214,811
Ross Stores, Inc.	73,131	7,761,393
TJX Cos., Inc. (The)	28,278	2,215,864
Tractor Supply Co.	5,929	1,393,552
Ulta Beauty, Inc.*	4,533	2,473,522
Victorian Plumbing Group PLC (United Kingdom)	16,285	15,954
Watches of Switzerland Group PLC (United Kingdom), 144A*	39,798	401,408
Wayfair, Inc. (Class A Stock)*(a)	3,878	133,170
Williams-Sonoma, Inc.	2,518	306,340
Yellow Hat Ltd. (Japan)	34,800	479,139
		35,270,798
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	266,811	$43,997,134
Dell Technologies, Inc. (Class C Stock)	7,900	317,659
Pure Storage, Inc. (Class A Stock)*	17,247	439,971
Samsung Electronics Co. Ltd. (South Korea)	138,496	6,848,760
		51,603,524
Textiles, Apparel & Luxury Goods — 0.7%
Asics Corp. (Japan)	42,200	1,202,043
Bosideng International Holdings Ltd. (China)	450,000	251,106
Columbia Sportswear Co.	4,341	391,732
Crocs, Inc.*	2,665	336,963
Deckers Outdoor Corp.*	1,120	503,496
Dr. Martens PLC (United Kingdom)	161,528	283,248
Ermenegildo Zegna NV (Italy)	118,644	1,618,304
Kering SA (France)	3,875	2,528,159
Li Ning Co. Ltd. (China)	53,000	416,787
Lululemon Athletica, Inc.*	10,408	3,790,490
LVMH Moet Hennessy Louis Vuitton SE (France)	1,409	1,293,333
NIKE, Inc. (Class B Stock)	32,890	4,033,630
Puma SE (Germany)	9,259	573,988
Skechers USA, Inc. (Class A Stock)*	8,762	416,370
		17,639,649
Tobacco — 0.7%
British American Tobacco PLC (United Kingdom)	35,537	1,245,729
Imperial Brands PLC (United Kingdom)	99,913	2,297,568
Philip Morris International, Inc.	133,454	12,978,401
		16,521,698
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*(a)	29,556	1,661,934
Air Lease Corp.	5,416	213,228
Ashtead Group PLC (United Kingdom)	29,945	1,838,771
Beijer Ref AB (Sweden)	24,250	425,527
Brenntag SE (Germany)	12,899	970,730
Diploma PLC (United Kingdom)	5,526	192,402
Ferguson PLC	6,035	807,181
Hanwa Co. Ltd. (Japan)	27,700	828,113
Herc Holdings, Inc.	2,752	313,453
IMCD NV (Netherlands)	5,113	836,057
NOW, Inc.*	18,200	202,930
Richelieu Hardware Ltd. (Canada)	8,133	224,703
SiteOne Landscape Supply, Inc.*(a)	4,623	632,750
Sumitomo Corp. (Japan)	84,600	1,498,719
		10,646,498
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	850	260,499
Water Utilities — 0.0%
Artesian Resources Corp. (Class A Stock)	7,421	410,827

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities (cont’d.)
California Water Service Group	7,357	$428,177
		839,004
Wireless Telecommunication Services — 0.4%
Gogo, Inc.*	10,110	146,595
Millicom International Cellular SA (Guatemala), SDR*	53,219	1,009,844
T-Mobile US, Inc.*	48,331	7,000,262
Vodafone Group PLC (United Kingdom)	1,051,638	1,160,059
		9,316,760

Total Common Stocks (cost $1,725,381,227)		1,768,698,229
Preferred Stocks — 0.3%
Automobiles — 0.2%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	28,567	3,666,554
Volkswagen AG (Germany) (PRFC)	9,819	1,340,022
		5,006,576
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	3,194	1,346,131
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	589,480	371,009

Total Preferred Stocks (cost $5,685,245)		6,723,716

Units
Rights* — 0.0%
Ground Transportation
Localiza Rent a Car SA (Brazil), expiring 05/26/23	312	809
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.0%
Retail
Carvana Co.,
Gtd. Notes, 144A
10.250%	05/01/30	379	217,240
(cost $379,000)
U.S. Government Agency Obligations — 1.7%
Federal National Mortgage Assoc.
3.000%	TBA	29,115	26,123,712
3.500%	TBA	4,000	3,716,719
4.000%	TBA	2,920	2,792,717
4.500%	TBA	2,430	2,380,904
5.000%	TBA	4,800	4,787,250

Total U.S. Government Agency Obligations (cost $38,994,217)				39,801,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 0.0%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	7	$6,916
0.125%	10/15/24	13	12,301
0.125%	10/15/25	1	671
0.125%	07/15/26	6	5,411
0.125%	04/15/27	59	56,118
0.125%	01/15/32	20	17,843
0.125%	02/15/52	15	10,573
0.250%	01/15/25	24	23,054
0.250%	07/15/29	2	1,995
0.375%	07/15/25	16	15,678
0.500%	01/15/28	5	4,451
0.625%	01/15/26	39	38,053
0.625%	07/15/32	2	2,361
0.750%	02/15/42	4	3,692
1.125%	01/15/33	7	6,810
1.500%	02/15/53	1	612
1.625%	10/15/27	24	23,990

Total U.S. Treasury Obligations (cost $241,006)			230,529

Total Long-Term Investments (cost $1,930,271,313)			1,982,232,598

	Shares
Short-Term Investments — 21.0%
Affiliated Mutual Funds — 20.4%
PGIM Core Ultra Short Bond Fund(wd)	388,916,858	388,916,858
PGIM Institutional Money Market Fund (cost $93,893,106; includes $93,501,448 of cash collateral for securities on loan)(b)(wd)	93,922,674	93,875,713

Total Affiliated Mutual Funds (cost $482,809,964)		482,792,571

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
4.681%	06/22/23	15,540	15,380,975
(cost $15,377,005)

Total Short-Term Investments (cost $498,186,969)				498,173,546

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.6% (cost $2,428,458,282)				2,480,406,144

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $10,116)	$(7,493)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.6% (cost $2,428,448,166)	2,480,398,651

Liabilities in excess of other assets(z) — (4.6)%	(108,074,476)

Net Assets — 100.0%	$2,372,324,175

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CHF	Swiss Franc
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CDI	Chess Depository Interest
CDX	Credit Derivative Index
EAFE	Europe, Australasia, Far East
GDR	Global Depositary Receipt
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank N.A.
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SGMX	Sigma X MTF
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XASX	Australian Stock Exchange
XETR	Frankfurt Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $100,596 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,531,774; cash collateral of $93,501,448 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Julius Baer Group Ltd.	Call	GSI	04/21/23	64.00		17	CHF	2	$(1,152)
Julius Baer Group Ltd.	Call	GSI	04/21/23	65.00		33	CHF	3	(1,226)
Julius Baer Group Ltd.	Call	GSI	05/19/23	65.00		17	CHF	2	(1,245)
Thales SA	Call	JPM	04/21/23	140.00		16	EUR	2	(2,360)
Thales SA	Call	JPM	05/19/23	145.00		8	EUR	1	(1,510)
Total Options Written (premiums received $10,116)								$(7,493)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
138	2 Year U.S. Treasury Notes	Jun. 2023	$28,490,531	$427,823
192	5 Year U.S. Treasury Notes	Jun. 2023	21,025,500	405,785
209	10 Year U.S. Treasury Notes	Jun. 2023	24,018,673	762,442
A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
89	20 Year U.S. Treasury Bonds	Jun. 2023	$11,672,906	$462,040
71	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	10,019,875	385,127
466	Mini MSCI EAFE Index	Jun. 2023	48,848,450	1,853,498
170	Mini MSCI Emerging Markets Index	Jun. 2023	8,461,750	291,117
200	Russell 2000 E-Mini Index	Jun. 2023	18,135,000	320,902
498	S&P 500 E-Mini Index	Jun. 2023	103,029,975	4,910,446
46	S&P Mid Cap 400 E-Mini Index	Jun. 2023	11,636,620	302,621
				$10,121,801
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)		Value at Trade Date		Value at March 31, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	136,300		0.754%		$709,395		$1,604,315		$894,920
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16